Fair Value Measurements - Schedule of Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Level 1 [Member]
Schedule of Assets and Liabilities Measured on Recurring Basis [Line Items]
Conversion event liability
Investments held in Trust Account		3,237,676
Fair Value Level 1 [Member] | Private Placement Warrants [Member]
Schedule of Assets and Liabilities Measured on Recurring Basis [Line Items]
Warrant Liability – Public Warrants
Warrant Liability – Private Placement Warrants
Fair Value Level 1 [Member] | Public Warrants [Member]
Schedule of Assets and Liabilities Measured on Recurring Basis [Line Items]
Warrant Liability – Public Warrants
Warrant Liability – Private Placement Warrants
Fair Value Level 2 [Member]
Schedule of Assets and Liabilities Measured on Recurring Basis [Line Items]
Conversion event liability
Investments held in Trust Account
Fair Value Level 2 [Member] | Private Placement Warrants [Member]
Schedule of Assets and Liabilities Measured on Recurring Basis [Line Items]
Warrant Liability – Public Warrants
Warrant Liability – Private Placement Warrants
Fair Value Level 2 [Member] | Public Warrants [Member]
Schedule of Assets and Liabilities Measured on Recurring Basis [Line Items]
Warrant Liability – Public Warrants
Warrant Liability – Private Placement Warrants
Fair Value Level 3 [Member]
Schedule of Assets and Liabilities Measured on Recurring Basis [Line Items]
Conversion event liability	726,944	684,887
Investments held in Trust Account
Fair Value Level 3 [Member] | Private Placement Warrants [Member]
Schedule of Assets and Liabilities Measured on Recurring Basis [Line Items]
Warrant Liability – Public Warrants	7,238,000	1,880,000
Warrant Liability – Private Placement Warrants	$ 7,238,000	1,880,000
Fair Value Level 3 [Member] | Public Warrants [Member]
Schedule of Assets and Liabilities Measured on Recurring Basis [Line Items]
Warrant Liability – Public Warrants		2,300,000
Warrant Liability – Private Placement Warrants		$ 2,300,000